Interim Consolidated Income Statement - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	€ 11,707	€ 26,741	€ 32,274	€ 51,222
Cost of revenues	11,043	23,089	29,921	44,270
Selling, general and other costs	1,041	1,573	2,480	3,090
Research and development costs	576	782	1,509	1,455
Result from investments	31	58	73	116
Restructuring costs, net of reversals	23	(8)	43	196
Net financial expenses	237	260	450	504
Gains (losses) on disposals of investments	1	(7)	(4)	(7)
(Loss)/Profit before taxes	(1,183)	1,110	(2,052)	1,830
Tax expense	(135)	317	690	529
Profit (loss) from continuing operations	(1,048)	793	(2,742)	1,301
Profit (loss) from discontinued operations	0	3,859	0	3,970
Net profit	(1,048)	4,652	(2,742)	5,271
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	(1,038)	788	(2,734)	1,297
Profit (loss) from continuing operations attributable to non-controlling interests	(10)	5	(8)	4
Net profit attributable to:
Profit (loss), attributable to ordinary equity holders of parent entity	(1,038)	4,650	(2,734)	5,265
Non-controlling interests	€ (10)	€ 2	€ (8)	€ 6
Earnings per share:
Basic earnings (loss) per share	€ (0.66)	€ 2.97	€ (1.74)	€ 3.37
Diluted earnings (loss) per share	(0.66)	2.96	(1.74)	3.35
Earnings Per Share From Continuing Operations [Abstract]
Basic earnings (loss) per share from continuing operations	(0.66)	0.50	(1.74)	0.83
Diluted earnings (loss) per share from continuing operations	€ (0.66)	€ 0.50	€ (1.74)	€ 0.83